Schedule of investments
Delaware VIP® Trust  —  Delaware VIP Growth Equity Series
March 31, 2024 (Unaudited)
	Number of shares	Value (US $)
Common Stocks — 99.64%♦
Communication Services — 8.52%
Alphabet Class A †	45,056	$ 6,800,302
Alphabet Class C †	7,237	1,101,906
Electronic Arts	16,450	2,182,421
		10,084,629
Consumer Discretionary — 11.47%
Amazon.com †	37,263	6,721,500
Booking Holdings	341	1,237,107
Ferrari	5,244	2,286,069
Home Depot	1,774	680,507
LVMH Moet Hennessy Louis Vuitton ADR	11,832	2,141,947
NIKE Class B	5,383	505,894
		13,573,024
Consumer Staples — 2.42%
Coca-Cola	46,879	2,868,057
		2,868,057
Financials — 11.22%
Intercontinental Exchange	25,329	3,480,965
Mastercard Class A	2,693	1,296,868
S&P Global	6,374	2,711,818
Visa Class A	20,761	5,793,980
		13,283,631
Healthcare — 11.78%
Cooper	17,463	1,771,796
Danaher	13,061	3,261,593
Intuitive Surgical †	5,134	2,048,928
UnitedHealth Group	9,022	4,463,183
Veeva Systems Class A †	6,009	1,392,225
Zoetis	5,969	1,010,015
		13,947,740
Industrials — 8.54%
Broadridge Financial Solutions	9,690	1,985,093
Equifax	10,253	2,742,883
JB Hunt Transport Services	5,795	1,154,654
TransUnion	6,671	532,346
Verisk Analytics	3,955	932,312
Waste Connections	16,040	2,759,040
		10,106,328
Information Technology — 42.14%
Adobe †	1,988	1,003,145
Apple	39,086	6,702,467
Autodesk †	6,590	1,716,168
Intuit	6,138	3,989,700
Microsoft	35,908	15,107,214
Motorola Solutions	11,964	4,246,981
	Number of shares	Value (US $)
Common Stocks♦ (continued)
Information Technology (continued)
NVIDIA	10,583	$ 9,562,375
Salesforce	10,028	3,020,233
Taiwan Semiconductor Manufacturing ADR	5,540	753,717
VeriSign †	19,926	3,776,176
		49,878,176
Real Estate — 3.55%
CoStar Group †	43,448	4,197,077
		4,197,077
Total Common Stocks (cost $82,138,750)		117,938,662

Short-Term Investments — 0.45%
Money Market Mutual Funds — 0.45%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 5.20%)	133,663	133,663
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 5.21%)	133,663	133,663
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 5.34%)	133,663	133,663
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 5.22%)	133,663	133,663
Total Short-Term Investments (cost $534,652)		534,652

Total Value of Securities—100.09% (cost $82,673,402)		118,473,314
Liabilities Net of Receivables and Other Assets—(0.09%)		(110,292)
Net Assets Applicable to 6,639,033 Shares Outstanding—100.00%		$118,363,022
♦	Narrow industries are utilized for compliance purposes for concentration whereas broad sectors are used for financial reporting.
†	Non-income producing security.
Summary of abbreviations:
ADR – American Depositary Receipt
S&P – Standard & Poor’s Financial Services LLC
NQ-FL3 [0324] 0524 (3563538)    1